Securitization Transaction Accounted for as Sales (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2010
Direct financing leases:
Balance sold	¥ 27,974
Gains (losses) on sales	331
Interests that continue to be held	¥ 23,207